SCHEDULE OF SALES TAX RATE (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FRANCE
Sales tax rate	20.00%	20.00%
AUSTRALIA
Sales tax rate	10.00%	10.00%
KOREA, REPUBLIC OF
Sales tax rate	10.00%	10.00%
JAPAN
Sales tax rate	10.00%	10.00%
UNITED KINGDOM
Sales tax rate	20.00%	20.00%
SINGAPORE
Sales tax rate	9.00%	9.00%